Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leases
12.	LEASES
Our leases are primarily for our corporate office, including parking spaces, and healthcare services operating facilities and expire at various intervals up through 2024. The majority of our leases contain renewal options, some of which include options to extend the lease for up to five years per option. Refer to Note 2 for further information.
The majority of our leases are comprised of fixed payments. When certain portions of the lease payments are not fixed, we consider those payments to be variable in nature. These variable lease payments include, but are not limited to, common area maintenance, parking, taxes and insurance. These variable payments are not included in the ROU asset or lease liability and are recorded within Selling, general and administrative expenses in the consolidated statement of operations and are recorded based upon actual costs in the period incurred.
Certain leases also contain rent escalation clauses that require additional rental amounts in the later years of the term. Rent expense for leases with rent escalation is recognized on a straight-line basis over the minimum lease term. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.
At December 31, 2020, $9,888 of operating ROU assets were recorded as right of use assets on the consolidated balance sheets. Lease liabilities of $3,351 and $10,271 were included in accounts payable and accrued expenses and long-term lease liabilities, respectively. Total fixed operating lease costs and variable operating lease cost, excluding short-term lease and finance lease costs, were $3,515 and $429, respectively and are included within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2020. Short term and finance lease costs were immaterial. For the year-ended December 31, 2020, cash paid for amounts included in the measurement of lease liabilities included within our operating cash flows was $3,310.
The weighted average remaining lease term for operating leases is 3.4 years with a weighted average discount rate 7.5% at December 31, 2020. The weighted average remaining lease term for capital leases is 3.8 years with a weighted average discount rate 7.5% at December 31, 2020

In the year ended December 31, 2020, $505 and $598 of operating lease and finance lease assets, respectively were exchanged for lease liabilities related to newly commenced leases.
The following table summarizes our lease assets and liabilities as of December 31, 2020:

Lease assets
Operating lease assets	$9,337
Finance lease assets	551

Total lease assets	$9,888

Lease liabilities
Current
Operating lease liabilities	3,213
Finance lease liabilities	138
Non-current
Operating lease liabilities	9,841
Finance lease liabilities	430

Total lease liabilities	$13,622

Maturities of lease liabilities under operating leases by fiscal year are as follows:

As of December 31, 2020
2021	$3,990
2022	4,237
2023	4,162
2024	2,321
2025	60
Total lease payments	$14,770
Less: Interest	(1,716)
Present value of lease liabilities	$13,054
Maturities of lease liabilities under capital leases by fiscal year are as follows:

As of December 31, 2020
2021	$173
2022	173
2023	173
2024	130
Total lease payments	$649
Less: Interest	(81)
Present value of lease liabilities	$568
We sublease space not used in our operations. For the year ended December 31, 2020 and 2019, sublease income was $274 and $587.
For the year ended 2019, under prior lease disclosure requirements
Our leases are primarily for our corporate office, including parking spaces, and healthcare services operating facilities. These noncancelable leases are classified as operating leases and expire at various intervals up through 2024. Majority of the leases contain renewal options, some of which include options to extend the lease for up to five years per option. Various lease agreements contain escalating rent payments over the life of the respective lease, and we recognize rent expense on a straight-line basis over the life of the lease. This results in a
non-interest
bearing liability (deferred rent) that increases during the early portion of the lease term, as the cash paid is less than the expense recognized, and reverses by the end of the lease term. Gross lease expense, which included the minimum required parking and sublease income, was $3,773 and $587, respectively, for the year ended December 31, 2019.
Minimum lease payments under operating leases by fiscal year were as follows:

Future Minimum Lease Payments
2020	$4,115
2021	4,003
2022	4,121
2023	4,127
2024	2,313
Thereafter	60

$18,739